Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Summary of future minimum lease payments under non-cancellable operating leases

	RMB	US$
2022	34,949	5,484
2023	24,394	3,828
2024	4,600	722
2025 and thereafter	2,226	349
Total	66,169	10,383